Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 5—Asset Retirement Obligations

We have legal obligations associated with right-of-way contracts we hold and at our facilities whether owned or leased. Where we can reasonably estimate the asset retirement obligation, we accrue a liability based on an estimate of the timing and amount of settlement. We record changes in these estimates based on changes in the expected amount and timing of payments to settle our obligations.

The following table presents the changes in the net asset retirement obligations for the years ended December 31, 2015 and 2014 (in millions):

	December 31,
	2015	2014
Net asset retirement obligation at January 1	$23.8	$15.1
Liabilities incurred	1.1	4.6
Acquisitions	—	1.2
Accretion expense	1.5	1.1
Changes in estimate	—	1.8

Net asset retirement obligation at December 31	$26.4	$23.8

We did not have any material assets that were legally restricted for use in settling asset retirement obligations as of December 31, 2015 and 2014.